Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Property, Plant and Equipment [Table Text Block]
Buildings and improvements (years)	5	to	39
Machinery and equipment (years)	3	to	20